ORGANIZATION AND PLAN OF BUSINESS OPERATIONS (Details) - USD ($)	2 Months Ended	7 Months Ended
	May 21, 2025	Sep. 30, 2025	Sep. 05, 2025
ORGANIZATION AND PLAN OF BUSINESS OPERATIONS
Percent of fair market value of target businesses	80.00%	80.00%
Percentage of ownership interest to be acquired	50.00%	50.00%
Share price	$ 10	$ 10
Number of business days prior to business combination	2 days	2 days
Permitted Withdrawals percentage	5.00%	5.00%
Percentage of restriction on redemption of shares	15.00%	15.00%
Redemption percentage of shares if business combination not completed	100.00%	100.00%
Maximum period to complete the business combination	24 months	24 months
Maximum number of business days for completion of redemption	10 days	10 days
Dissolution expense payable from interest earned on trust account	$ 100,000	$ 100,000
Cash and cash equivalents	0	1,185,609
Working capital deficit	$ (36,902)	$ 1,084,768
Sponsor
ORGANIZATION AND PLAN OF BUSINESS OPERATIONS
Share price	$ 10	$ 10
Private Placement Warrants
ORGANIZATION AND PLAN OF BUSINESS OPERATIONS
Price per warrant issued			$ 0.9
Public Warrants
ORGANIZATION AND PLAN OF BUSINESS OPERATIONS
Newly Issued Price	$ 9.2	$ 9.2
Class A ordinary shares | Public Warrants
ORGANIZATION AND PLAN OF BUSINESS OPERATIONS
Offering price of warrants	$ 5,741,500
IPO including over-allotment | Class A ordinary shares
ORGANIZATION AND PLAN OF BUSINESS OPERATIONS
Maximum number of units available	23,000,000
Initial Public Offering | Class A ordinary shares
ORGANIZATION AND PLAN OF BUSINESS OPERATIONS
Maximum number of units available	20,000,000
Newly Issued Price	$ 10
Private placement | Private Placement Warrants
ORGANIZATION AND PLAN OF BUSINESS OPERATIONS
Price per warrant issued	$ 0.9
Private placement | Private Placement Warrants | Underwriters
ORGANIZATION AND PLAN OF BUSINESS OPERATIONS
Warrants committed for purchase	2,222,222
Aggregate number of warrants	2,555,556
Price per warrant issued			0.9
Offering price of warrants	$ 2,000,000
Offering price of warrants that were committed	$ 2,300,000
Private placement | Private Placement Warrants | Sponsor
ORGANIZATION AND PLAN OF BUSINESS OPERATIONS
Warrants committed for purchase	6,379,444
Aggregate number of warrants	7,046,111
Price per warrant issued	$ 0.9		$ 0.9
Offering price of warrants	$ 5,741,500
Offering price of warrants that were committed	$ 6,341,500
Private placement | Class A ordinary shares | Private Placement Warrants | Underwriters
ORGANIZATION AND PLAN OF BUSINESS OPERATIONS
Warrants committed for purchase	2,222,222